Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of deposits [line items]
Total deposits	$ 1,208,814	$ 1,100,831
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	465,000	399,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	35,000	35,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	50,000	43,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 30,000	$ 27,000